Income Taxes (Earnings from operations and provision for income taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S Earnings	$ 5,980	$ 6,218	$ 8,633
Non-U.S. earning	10,470	8,679	8,502
Earnings from continuing operations before income taxes	16,450	14,897	17,135
Current And Deferred Income Tax Benefit Provision For Income Taxes [Abstract]
U.S Federal Current	529	809	1,340
U.S Federal Deferred	(195)	(2,520)	(656)
Non- U.S Current	2,850	3,443	2,435
Non- U.S Deferred	(943)	(809)	(166)
Other	(245)	224	143
Income Tax Expense (Benefit)	1,996	1,147	3,096
Cumulative earning of non-U.S affiliates reinvested indefinitely	$ 119	$ 110
Number of income tax returns file annually	5,500
Number Of Global Taxing Jurisdictions	250
Percentage of reduction in effective tax rate		3.00%